Average Annual Total Returns - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2023
Fidelity Floating Rate High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(0.33%)
Past 5 years	3.06%
Past 10 years	3.19%
Fidelity Floating Rate High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.33%)
Past 5 years	1.23%
Past 10 years	1.42%
Fidelity Floating Rate High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.21%)
Past 5 years	1.55%
Past 10 years	1.64%
SP026
Average Annual Return:
Past 1 year	(0.77%)
Past 5 years	3.43%
Past 10 years	3.89%